Summary of Business and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Basis of preparation 1
Basis of preparation
These consolidated financial statements were prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), on a going concern basis, under the historical cost convention, as modified by the revaluation of financial assets and financial liabilities (including derivative instruments) at fair value.
The preparation of financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in note 2.

Basis of Presentation 2
On October 1, 2018, the Company sold a 55% interest in its Financial & Risk business to private equity funds affiliated with Blackstone. The Company retained a 45% interest in the business, which is now known as Refinitiv. The Financial & Risk business was reported as a discontinued operation from the beginning of 2018 to the closing date. Beginning in the fourth quarter of 2018, the Company accounted for its 45% investment in Refinitiv under the equity method.
Prior-period amounts have been revised to correct certain immaterial misstatements as well as to reflect a change in accounting policy for the presentation of liabilities or assets related to uncertain tax positions. Refer to note 3, “Revision of Prior-Period Financial Statements,” and to the “Changes
in
Accounting Polices” section below for additional information.
References to “$” are to U.S. dollars, references to “C$” are to Canadian dollars, references to “£” are to British pounds sterling and references to “
€
” are to Euros.

Changes in accounting policy
Changes in accounting policies
IFRS 16, Leases
Effective January 1, 2019, the Company adopted IFRS 16,
Leases
(“IFRS 16”), which introduced a single lease accounting model that eliminated the prior distinction between operating and finance leases for lessees. IFRS 16 was adopted using the modified retrospective method, including a set of practical expedients and elections. Under this approach, the cumulative effect of adoption of $11 million was recorded as an adjustment to retained earnings at January 1, 2019 and comparative period information was not restated. From January 1, 2019, the Company:

•	Recognizes right-of-use assets and lease liabilities on the consolidated statement of financial position for leases having a term of more than 12 months;

•	Depreciates right-of-use assets on a straight-line basis over the shorter of the estimated useful life of the asset or the remaining lease term;

•	Presents interest expense on lease liabilities as a component of “Finance costs, net,” within the consolidated income statement;

•	Presents the principal portion of its total lease payments within “Financing activities” and the interest portion within “Operating activities” on the consolidated statement of cash flow; and

•	Recognizes a receivable, which arises from sublease arrangements, equal to the net investment in the lease on the consolidated statement of financial position.
Prior to January 1, 2019, the Company classified all lease commitments as operating and did not record them on the consolidated statement of financial position. Operating lease payments were recognized as expense on a straight-line basis over the lease term in “Operating expenses” within the consolidated income statement and operating lease payments were reported as “Operating activities” in the consolidated statement of cash flow.
The Company applied certain practical expedients and elections at January 1, 2019, the initial application date of IFRS 16. Specifically, the Company:

•	Continued to treat contracts determined to be leases under the prior accounting standard as leases under IFRS 16;

•	Measured right-of-use assets and lease liabilities, regardless of commencement date, using incremental borrowing rates as of January 1, 2019;

•	Retained prior assessments of onerous lease contracts under IAS 37 Provisions, Contingent Liabilities and Contingent Assets ; and

•
Excluded from recognized assets and liabilities, as applicable (a) initial direct costs to enter the lease, (b) leases with a remaining term of 12 months or less from January 1, 2019 and
(c) low-value
leases, all of which will continue to be accounted for as “Operating expenses” in the consolidated income statement.

The following table reconciles operating lease commitments at December 31, 2018 to lease liabilities recognized in the consolidated statement of financial position at January 1, 2019, the date of initial application:

January 1,

2019
Operating lease commitments at December 31, 2018	329
Leases beginning after January 1, 2019	(65)
Operating lease commitments subject to IFRS 16 adoption	264
Discounted at 4.1%, the weighted-average incremental borrowing rate at January 1, 2019	(26)
Exemption for short-term leases	(41)
Lease liabilities at January 1, 2019	197
The following table sets forth the adoption impacts on the consolidated statement of financial position at January 1, 2019:

	December 31,		January 1,

	2018 As Revised	IFRS 16 Adoption Adjustment	2019 Opening Balance
Other financial assets – current	76	6	82
Prepaid expenses and other current assets	426	(5)	421
Property and equipment, net	473	128	601
Other non-current assets	499	34	533
Total assets	17,018	163	17,181
Payables, accruals and provisions	1,778	(31)	1,747
Other financial liabilities – current	95	43	138
Provisions and other non-current liabilities	1,124	140	1,264
Total liabilities	7,808	152	7,960
Retained earnings	4,739	11	4,750
Total assets increased by $163 million, primarily due to the recognition of right-of-use
assets of $128 million, and net investments in subleases of $40 million. Total liabilities increased by $152 million, as the recognition of $197 million of new lease liabilities was partially offset by the reclassification of liabilities associated with the former operating leases.

IAS 19,
Plan Amendments, Curtailment or Settlement
Effective January 1, 2019, the Company adopted IAS 19 amendments,
Plan Amendment, Curtailment or Settlement
, which clarifies the accounting for amendments, curtailments or settlements for defined benefit plans. These changes require an entity to remeasure its defined benefit liability and use the updated assumptions from the remeasurement to determine current service and net interest for the remainder of the reporting period after the change. The IAS 19 amendments did not have a material impact on the consolidated income statement, cash flow and financial position for the year ended December 31, 2019.
IFRIC 23,
Uncertainty over Income Tax Treatments
Effective January 1, 2019, the Company adopted International Financial Reporting Interpretations Committee (“IFRIC”) 23,
Uncertainty over Income Tax Treatments
, which adds to the requirements of IAS 12,
Income Taxes
, by specifying how to reflect the effects of uncertainty in the accounting for income taxes. An uncertainty arises when it is unclear how a tax law applies to a particular transaction, or whether a taxation authority will accept a company’s tax treatment. IFRIC 23 did not have a material impact on the consolidated income statement, cash flow and financial position for the year ended December 31, 2019.
IFRIC Agenda Decision,
Presentation of Liabilities or Assets Related to Uncertain Tax Treatments
In September 2019, the IFRIC issued an agenda decision that clarified that liabilities associated with uncertain tax positions should be presented as either current tax liabilities or deferred tax liabilities and assets associated with uncertain tax positions should be presented as either current tax assets or deferred tax assets. As a result of this guidance, the Company changed its accounting policy and retrospectively revised the presentation of its uncertain tax positions, which were previously recorded in “Provisions and other non-current
liabilities” in the consolidated statement of financial position. For additional information regarding the impact of this change, refer to note 3, “Revision of Prior-Period Financial Statements.”
Amendments to IFRS 3,
Business Combinations
In October 2018, the IASB issued amendments to IFRS 3 to clarify the definition of a business to provide further guidance whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendments are effective for periods beginning on or after January 1, 2020, but earlier application is permitted. The Company applied these amendments in the preparation of its consolidated financial statements for the year ended December 31, 2019.
IFRS 15,
Revenue from Contracts with Customers
Effective January 1, 2018, the Company adopted IFRS 15,
Revenue from Contracts with Customers
.

Principles of consolidation
Principles of consolidation
The consolidated financial statements of the Company include the accounts of all of its subsidiaries.
Subsidiaries
Subsidiaries are entities over which the Company has control, where control is defined as the power to govern financial and operating policies. Generally, the Company has a shareholding of more than 50% of the voting rights in its subsidiaries. The effect of potential voting rights that are currently exercisable are considered when assessing whether control exists. Subsidiaries are fully consolidated from the date control is transferred to the Company, and are de-consolidated
from the date control ceases.
The acquisition method of accounting is used to account for the acquisition of subsidiaries as follows:

•
acquisition cost is measured as the fair value of the assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange, excluding transaction costs which are expensed as incurred;

•	identifiable assets acquired and liabilities assumed are measured at their fair values at the acquisition date;

•	the excess of acquisition cost over the fair value of the identifiable net assets acquired is recorded as goodwill;

•
if the acquisition cost is less than the fair value of the net assets acquired, the fair value of the net assets is re-assessed
and any remaining difference is recognized directly in the consolidated income statement;

•
contingent consideration is measured at fair value on the acquisition date, with subsequent changes in the fair value recorded through the consolidated income statement when the contingent consideration is a financial liability. Contingent consideration is not re-measured
when it is an equity instrument; and

•	upon gaining control in a step acquisition, the existing ownership interest is re-measured to fair value through the consolidated income statement.
Intercompany transactions between subsidiaries are eliminated in consolidation.
Non-controlling
interests represent third party shareholdings in a subsidiary controlled by the Company.
Non-controlling
interests are measured at fair value on the date acquired plus their proportionate share of subsequent changes in equity. Transactions with third party shareholders, including purchases and sales of ownership interests, that do not result in a change of control in a subsidiary are recorded directly in equity. Sales of ownership interests that result in a loss of control of the subsidiary are recorded in earnings.
Equity method investees
Equity method investees are entities over which the Company has significant influence, but not control. Generally, the Company has a shareholding of between 20% and 50% of the voting rights in its equity method investees. Investments in equity method investees are accounted for using the equity method as follows:

•	investments are initially recognized at cost and are reported in the consolidated statement of financial position;

•	equity method investees include goodwill identified on acquisition, net of any accumulated impairment loss;

•
the Company’s share of post-acquisition profits or losses is recognized in the consolidated income statement and the Company’s share of other comprehensive income or losses is recognized in the consolidated statement of comprehensive income, and both are adjusted against the carrying amount of the investments;

•
when the Company’s share of losses equals or exceeds its interest in the investee, the Company does not recognize further losses, unless it has incurred obligations or made payments on behalf of the investee;

•	gains and losses on transactions between the Company and its equity method investees are eliminated to the extent of the Company’s interest in these entities;

•	dividends received or a receivable from equity method investees are recognized as a reduction in the carrying amount of the investment: and

•	the carrying amount of equity method investees is subject to impairment assessments annually or whenever events or changes in circumstances indicate that its carrying value may not be recoverable.
Upon loss of significant influence, any retained interest in the investee is remeasured to its fair value with the change in carrying amount recognized in other operating gains or losses in the consolidated income statement.
Joint ventures
Joint ventures are entities over which the Company has joint control with one or more unaffiliated entities. Joint ventures are accounted for using the equity method as described under equity method investees.
The accounting policies of subsidiaries, equity method investees and joint ventures were changed where necessary to ensure consistency with the policies adopted by the Company.

Operating segments
Operating segments
The Company’s operating segments are organized around the customers it serves and are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”). The Chief Executive Officer, Chief Financial Officer and
Co-Chief
Operating Officers have the authority for resource allocation and assessment of the Company’s performance and, collectively, fulfill the function of CODM.

Foreign currency
Foreign currency
The consolidated financial statements are presented in U.S. dollars, which is the Company’s presentation currency. The financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (the “functional currency”).

•
Assets and liabilities of entities with functional currencies other than U.S. dollars are translated to U.S. dollars at the period end rates of exchange, and the results of their operations are translated at average rates of exchange for the period. The resulting translation adjustments are included in accumulated other comprehensive loss in shareholders’ equity. For entities operating in countries where the currency has been designated as hyperinflationary, the assets, liabilities and results of their operations are translated at the period end rates of exchange, after re-indexing
the local currency balances for the most recent inflation rates.

•
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions as well as from the translation of monetary assets and liabilities not denominated in the functional currency of the subsidiary, are recognized in the consolidated income statement, except for qualifying cash flow hedges which are deferred in accumulated other comprehensive loss in shareholders’ equity.

•
Foreign exchange gains and losses arising from borrowings and related hedging instruments, cash and cash equivalents and intercompany loans that are not permanent in nature are presented in the consolidated income statement within “Finance costs, net”.

•	Foreign exchange gains and losses related to certain intercompany loans that are permanent in nature are included in accumulated other comprehensive loss.

•	All other foreign exchange gains and losses are presented in the consolidated income statement within “Operating expenses”.
Accumulated foreign exchange gains and losses are recycled from accumulated other comprehensive loss to “Other operating gains (losses), net” or to discontinued operations, as applicable, within the consolidated income statement upon loss of control, significant influence or joint control of the applicable entity, or when intercompany loans previously considered permanent in nature are settled.

Revenue recognition
Revenue recognition
Revenues are recognized when control of the Company’s products or services are transferred to customers. The amount of revenues recognized reflects the consideration to which the Company expects to be entitled. Such consideration is net of estimated returns, discounts, value-added and other sales taxes.
The Company derives its revenues from selling information, software and services. Revenues are generally recognized as follows:
Recurring revenues
Recurring revenues are generally recognized on a ratable basis over the contract term.
Recurring revenues primarily consist of fees to access products or services delivered electronically over time, such as Westlaw and Checkpoint. These products are generally provided under subscription arrangements, which most customers renew at the end of each subscription term. Most subscription arrangements have multiple year terms that range from one to five years. Recurring revenues also include fees from software maintenance arrangements that are recognized over the maintenance period. Arrangements may be billed in advance or in arrears.
Transactions revenues
Transactions revenues are recognized primarily at a point in time and based on their type, as follows:

•	Volume-based fees related to online searches are recognized based on usage;

•	Fees from software licenses with no future obligations are recognized at the point of delivery; and

•	Professional fees from service and consulting arrangements are recognized as services are performed, generally based on hours incurred, reflecting the continuous transfer of control to the customer.

Transactions revenues may be billed in advance or in arrears.
Print revenues
Print revenues are generally recognized at the point of shipment.
Print revenues consist of fees for content that is delivered primarily in traditional paper format rather than online. Revenues are generally billed at shipment.
The Company also considers the following when recognizing revenues:
Multiple performance obligations
Certain customer contracts include multiple products and services, which are accounted for as separate performance obligations when they are distinct. A product or service is distinct if a customer can benefit from it either on its own or with other readily available resources, and the promise to transfer the good or service is separately identifiable in the contract. The transaction price is allocated to the separate performance obligations based on the relative standalone selling price.
A series of distinct goods or services is accounted for as a single performance obligation if the items in the series are substantially the same, have the same pattern of transfer and: (1) each distinct item in the series represents a performance obligation that would be satisfied over time, and (2) the measure to satisfy the performance obligation for each distinct item in the series is the same.
Certain arrangements include installation or implementation services. If these services are distinct, consideration is allocated to them and they are recognized as services are performed and included as transaction revenues. If the services are not distinct, they are recognized as part of the related subscription arrangement or as part of the related software license, as applicable.
Sales involving third parties
Revenues from sales of third-party content or services delivered on the Company’s platforms is recorded gross when the Company is a principal to the transaction, and net of costs when the Company is acting as an agent between the customer and the vendor. The Company considers several factors to determine whether it is acting as principal or an agent, most notably whether it is primarily responsible for (1) fulfilling the promise to provide the content or services, (2) setting the price, and (3) the credit risk for the amount billed to the customer.
Deferred revenue
Deferred revenue, a contract liability, is recorded when cash payments are received or due in advance of the transfer of the related products or services.
Contract costs
Incremental costs of obtaining a contract with a customer are recognized as an asset if the benefit of such costs is expected to be longer than one year, and amortized on a straight-line basis over the period that the product or service is transferred to the customer. Incremental costs include sales commissions to direct sales people as well as to account executives and sales management. Sales commissions on new customer contracts are generally paid at significantly higher rates than renewals. As such:

•
Assets related to new customer contracts are amortized over three years, which may anticipate renewal periods, as management estimates that this corresponds to the period over which a customer benefits from existing technology in the underlying product or service; and

•	Assets related to renewal of customer contracts are amortized over the term of the contract if they are commensurate with previous renewals commissions.
The Company recognizes the following assets, “Deferred commissions” short-term, included within “Prepaid expenses and other current assets” and “Deferred commissions” long-term, included within “Other non-current
assets” in the consolidated statement of financial position for costs to obtain a contract.
The Company recognizes the incremental cost of obtaining a contract as an expense when incurred, if the amortization period is one year or less.

Employee future benefits
Employee future benefits
For defined benefit pension plans and other post-employment benefits, the net periodic pension expense is actuarially determined on an annual basis using the projected unit credit method. The determination of benefit expense requires assumptions such as the discount rate, which is used to measure service cost, benefit plan obligations and the net interest income (expense) on the net benefit plan assets (obligations). Other significant assumptions include expected mortality, the expected rate of increase with respect to future compensation and pension payments as well as the expected healthcare cost trend rate. Actual results will differ from results which are estimated based on assumptions. Past service cost arising from plan amendments is recognized immediately in the consolidated income statement.
The asset or liability recognized in the consolidated statement of financial position is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating the terms of the related pension liability. All actuarial gains and losses that arise in calculating the present value of the defined benefit obligation and the fair value of plan assets are recognized immediately in retained earnings and included in the consolidated statement of comprehensive income. For funded plans, surpluses are recognized only to the extent that the surplus is considered recoverable. Recoverability is primarily based on the extent to which the Company can unilaterally reduce future contributions to the plan.
Payments to defined contribution plans are expensed as incurred, which is as the related employee service is rendered.

Share-based compensation plans
Share-based compensation plans
The Company operates equity-settled share-based compensation plans under which it receives services from employees as consideration for equity instruments of the Company.
Share-based compensation expense is based on the grant date fair value of the awards expected to vest over the vesting period. The expense is recognized over the vesting period, which is the period over which the specified vesting conditions are satisfied. For awards with graded vesting, the fair value of each tranche is recognized over its respective vesting period. At the end of each reporting period, the Company re-assesses
its estimates of the number of awards that are expected to vest and recognizes the impact in the consolidated income statement.

Termination benefits
Termination benefits
Termination benefits are generally payable when an employee is terminated before the normal retirement date or accepts voluntary redundancy. The associated charges are recognized when the Company can no longer withdraw the offer of termination benefits as follows:

•	Voluntary redundancy – recognized the earlier of when the employee accepts the offer and when the Company is restricted from withdrawing the offer; or

•
Involuntary termination – recognized when the Company has communicated to the affected employees a termination plan that is unlikely to change, describing (a) the type and amount of benefits, (b) the number, job classifications or functions and locations of employees to be terminated and (c) the plan’s expected completion date.

Profit sharing and bonus plans
Profit sharing and bonus plans
Liabilities for profit sharing and bonuses are recognized based on a formula that takes into consideration various financial metrics after certain adjustments. The Company recognizes an accrual where contractually obliged or where there is a past practice that has created a constructive obligation to make such compensation payments.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents comprise cash on hand, demand deposits and investments with an original maturity at the date of purchase of three months or less.

Trade receivables
Trade receivables
Trade receivables are amounts due from customers from providing services or the sale of goods in the ordinary course of business. Trade receivables are recognized initially at fair value and subsequently measured at amortized cost, less impairment. Trade receivables are classified as current assets if payment is due within one year or less.
The Company maintains an allowance for doubtful accounts and sales adjustments to provide for impairment of trade receivables. The expense relating to doubtful accounts is included within “Operating expenses” in the consolidated income statement. Revenues are recorded net of sales adjustments.

Property and equipment
Property and equipment
Property and equipment are recorded at cost and depreciated on a straight-line basis over their estimated useful lives as follows:

Buildings and building improvements	10-40 years
Computer equipment	3 years
Furniture, fixtures and other equipment	5-7 years
Residual values and useful lives are reviewed at the end of each reporting period and adjusted if appropriate.

Intangible assets
Intangible assets
Computer software
Certain costs incurred in the development of software to be used internally or for providing services to customers are capitalized once a project has progressed beyond a conceptual, preliminary stage to that of application development. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Company are recognized as intangible assets when the following criteria are met:

•	it is technically feasible to complete the software product so that it will be available for use;

•	management intends to complete the software product and use or sell it;

•	there is an ability to use or sell the software product;

•	it can be demonstrated how the software product will generate probable future economic benefits;

•	adequate technical, financial and other resources to complete the development and to use or sell the software product are available; and

•	the expenditure attributable to the software product during its development can be reliably measured.
Costs that qualify for capitalization include both internal and external costs, but are limited to those that are directly related to the specific project. The capitalized amounts, net of accumulated amortization, are included in “Computer software, net” in the consolidated statement of financial position. These costs are amortized over a three-year expected useful life. Amortization expense is included in “Amortization of computer software” in the consolidated income statement. Residual values and useful lives are reviewed at the end of each reporting period and adjusted if appropriate.
Goodwill
Goodwill represents the excess of the cost of an acquisition over the fair value of the Company’s share of the identifiable net assets of the acquired subsidiary or equity method investee at the date of acquisition. Goodwill is tested at least annually for impairment and carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include an allocation of goodwill.

Other identifiable intangible assets
Upon acquisition, identifiable intangible assets are recorded at fair value and are carried at cost less accumulated amortization.
Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives as follows:

Trade names	3-20 years
Customer relationships	6-30 years
Databases and content	5-30 years
Other	10-30 years
Residual values and useful lives are reviewed at the end of each reporting period and adjusted if appropriate.

Impairment
Impairment
When the recoverable amount of assets is less than their carrying amount, an impairment charge is recognized in the consolidated income statement. The recoverable amount is the higher of an asset’s fair value less costs of disposal or its value in use. Impairment losses, other than those relating to goodwill, are evaluated for potential reversals when events or changes in circumstances warrant such consideration.
Intangible assets
The carrying values of all intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Additionally, the carrying values of goodwill and identifiable intangible assets with indefinite lives are tested annually for impairment. For purposes of impairment testing:

•
goodwill is allocated to cash-generating units (“CGUs”) or groups of CGUs based on the level at which management monitors it, which is not higher than an operating segment. Goodwill is allocated to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose; and

•	identifiable intangible assets with indefinite lives are allocated to the CGU with which they are associated, or compared to the excess fair value of all the CGUs if they are a corporate asset.
Financial assets
At the end of each reporting period, the Company assesses whether there is objective evidence that a financial asset is impaired.
Non-financial
assets
The carrying value of a
non-financial
asset with a finite life, such as computer equipment or software, is assessed for impairment whenever events or changes in circumstances indicate that its carrying value may not be recoverable. In addition, a long-lived asset that is not amortized, such as an equity investment, is subject to annual or more frequent impairment assessments. An asset is assessed for impairment at the lowest level that the asset generates cash inflows that are largely independent of cash inflows from other assets. The lowest level may be an individual asset or a group of assets that form a CGU.

Disposal of long-lived assets and discontinued operations
Disposal of long-lived assets and discontinued operations
Long-lived assets are classified as held for sale if the carrying amount will be recovered principally through a sale transaction rather than through continued use and such sale is considered highly probable. The criteria for classification as held for sale include a firm decision by management or the board of directors to dispose of a business or a group of selected assets, an active marketing plan, and the expectation that such disposal will be completed within a
12-month
period. Assets held for sale are measured at the lower of their carrying amounts or their fair value less costs of disposal and are no longer depreciated. Assets held for sale are classified as discontinued operations if the operations and cash flows can be clearly distinguished, operationally and for financial reporting purposes from the rest of the Company and they:

•	represent a separate major line of business or geographical area of operations;

•	are part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or

•	are a subsidiary acquired exclusively with a view to resale.

Trade payables
Trade payables
Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business. Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method. Trade payables are classified as current liabilities if payment is due within one year or less.

Provisions
Provisions
Provisions represent liabilities of the Company for which the amount or timing is uncertain. Provisions are recognized when the Company has a present legal or constructive obligation due to past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are not recognized for future operating losses. Provisions are measured at the present value of the expected expenditures to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

Indebtedness
Indebtedness
Debt is recognized initially at fair value, net of transaction costs. Debt is subsequently stated at amortized cost with any difference between the proceeds (net of transactions costs) and the redemption value recognized in the consolidated income statement over the term of the debt using the effective interest method. Where a debt instrument is in a fair value hedging relationship, a fair value adjustment is made to its carrying value to reflect hedged risk. Interest on indebtedness is expensed as incurred unless capitalized for qualifying assets in accordance with IAS 23,
Borrowing Costs
.
Debt is classified as a current liability unless the Company has an unconditional right to defer settlement for at least 12 months after the end of the reporting period.

Leases
Leases
For periods beginning from January 1, 2019:
A contract is or contains a lease if it conveys the right to control the use of an identified asset for a specified period in exchange for consideration. When the Company leases assets from third parties, the Company is the lessee. When the Company leases assets to third parties, the Company is the lessor.
Lessee
At the lease commencement date, a
right-of-use
asset for the underlying leased asset and corresponding lease liability are recognized in the consolidated statement of financial position measured on a present value basis. Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, the Company uses its incremental borrowing rate, which is the interest rate that the Company would pay to borrow funds to obtain an asset of a similar value to the right-of-use
asset with a comparable security, economic environment and term.
The
right-of-use
asset is included in “Property and equipment, net”, the current lease liability is included in “Other financial liabilities – current” and the long-term liability is included in “Provisions and other non-current
liabilities” within the consolidated statement of financial position.
Right-of-use
assets are measured on a number of factors including:

•	The initial amount of the lease liability;

•	Lease payments made at or before the commencement date; and

•	Initial direct costs and expected restoration costs.
Lease liabilities are measured as the present value of
non-cancellable
payments over the lease term, which may include:

•	Fixed payments (including in-substance fixed payments), less any lease incentives receivable;

•	Variable lease payments that are based on an index or a rate (including inflation-linked payments);

•	Amounts expected to be payable by the lessee under residual value guarantees;

•	Exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and

•	Penalty payments for terminating the lease, if the lease term reflects the lessee exercising that option.
Where exercise of renewal or termination options is deemed reasonably certain, such assumptions are reflected in the valuation of the lease right-of-use
asset and liability. The reasonably certain assessment is made at the lease commencement date and re-assessed
if there is a material change in circumstances supporting the assessment.
Lease payments are apportioned between the liability and a finance charge, which is reported within “Finance costs, net” in the consolidated income statement. The right-of-use
asset is depreciated over the shorter of the asset’s useful life or the lease term on a straight-line basis and presented within “Depreciation” in the consolidated income statement.
Most of the Company’s leases are comprised of property leases, for which fixed payments covering lease and non-lease
components are included in the value of the
right-of-use
assets and lease liabilities.
Payments for leases with a term of 12 months or less and certain low-value
leases are recognized on a straight-line basis within “Operating expenses” in the consolidated income statement and are not recognized in the consolidated statement of financial position.
Lessor
Lessor arrangements are classified as finance leases when substantially all the risks and rewards of the underlying asset transfer to the lessee. A receivable, equal to the net investment in the lease, is recognized on the consolidated statement of financial position at the commencement date with an offset to the underlying asset. The receivable is measured as the present value of non-cancellable
payments to be received by the Company over the lease term. The payments are discounted using the interest rate implicit in the lease, if this can be readily determined, or at the Company’s incremental borrowing rate, if the implicit rate cannot be determined. A gain or loss is recorded in “Other operating gains (losses), net” within the consolidated income statement for the difference between the carrying value of the underlying asset and the lease receivable. Lease payments are apportioned between the lease receivable and finance income, which is reported within “Finance costs, net” in the consolidated income statement.
When the Company retains the risks and rewards of the underlying asset, the arrangement is classified as an operating lease. Payments received under operating leases are recognized as income on a straight-line basis over the lease term within “Operating expenses” in the consolidated income statement. The carrying value of the underlying asset is retained on the consolidated statement of financial position and amortized over the remaining term, determined as the shorter of the estimated useful life of the asset or the remaining lease term.
For periods prior to January 1, 2019:
Leases are classified as either operating or finance, based on the substance of the transaction at inception of the lease. Classification is re-assessed
if the terms of the lease are changed.
Operating lease
Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments under an operating lease (net of any incentives received from the lessor) are recognized in the consolidated income statement on a straight-line basis over the period of the lease.
Finance lease
Leases in which substantially all the risks and rewards of ownership are transferred to the Company are classified as finance leases. Assets meeting finance lease criteria are capitalized at the lower of the present value of the related lease payments or the fair value of the leased asset at the inception of the lease. Minimum lease payments are apportioned between the finance charge and the liability. The finance charge is allocated to each period during the lease term to produce a constant periodic rate of interest on the remaining balance of the liability.

Financial assets
Financial assets
Purchases and sales of financial assets are recognized on the settlement date, which is the date on which the asset is delivered to or by the Company. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or were transferred and the Company has transferred substantially all risks and rewards of ownership. Financial assets are classified in the following categories at the time of initial recognition based on the purpose for which the financial assets were acquired:
Financial assets at fair value through the consolidated income statement

•	Classification
Financial assets are classified at fair value through the consolidated income statement if acquired principally for the purpose of selling in the short-term, such as financial assets held for trading, or if so designated by management. This category principally includes money market accounts, warrants the
C
ompany holds in Refinitiv, and forward foreign exchange contracts.

•	Recognition and measurement
Financial assets in this category are initially recognized, and subsequently carried, at fair value, with changes recognized in the consolidated income statement. Transaction costs are expensed.
Financial assets at amortized cost – Cash, trade and other receivables

•	Classification
Trade and other receivables are
non-derivative
financial assets that are held for the purpose of collecting their contractually fixed or determinable payments. They are included in current assets, except for those with maturities greater than 12 months after the end of the reporting period, which are classified as non-current
assets.

•	Recognition and measurement
Trade and other receivables are initially recognized at fair value plus transaction costs and subsequently measured at amortized cost using the effective interest method.
Financial assets at fair value through other comprehensive income

•	Classification
These financial assets are
non-derivatives
that are irrevocably designated in this category and are included in other non-current financial assets unless management intends to dispose of the investment within 12 months of the end of the reporting period. This category includes equity investments, which are not held-for-trading
and which do not qualify as associates accounted for under the equity method.

•	Recognition and measurement
Investments are initially recognized at fair value plus transaction costs and are subsequently carried at fair value with changes recognized in other comprehensive income or loss. The amounts presented in accumulated other comprehensive income or loss are not subsequently recycled to the consolidated income statement.
Offsetting financial instruments
Financial assets and liabilities are offset and reported net in the consolidated statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or to simultaneously realize the asset and settle the liability. Bank overdrafts in cash pooling arrangements may only be netted against cash and cash equivalents when settlement occurs on or about the end of the reporting period.

Derivative financial instruments and hedging
Derivative financial instruments and hedging
Derivatives are initially recognized at fair value on the date a contract is entered and are subsequently re-measured
at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument and the nature of the item being hedged.
The Company documents at the inception of the transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Non-performance
risk, including the Company’s own credit risk, is considered when determining the fair value of financial instruments.
The Company designates certain derivatives as either:

•	Fair value hedges
These are hedges of the exposure to changes in fair value of a recognized asset or liability or unrecognized firm commitment. Changes in the fair value of derivatives that are designated as fair value hedges are recorded in the consolidated income statement together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk.

•	Cash flow hedges
These are hedges of the exposure to variability in cash flows of a recognized asset or liability or a highly probable forecast transaction. The effective portion of changes in the fair value of derivatives that are designated as a cash flow hedge is recognized in other comprehensive income or loss. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated income statement. Additionally:

—	amounts accumulated in other comprehensive income or loss are recycled to the consolidated income statement in the period when the hedged item will affect earnings;

—
when a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss in other comprehensive income or loss remains in other comprehensive income or loss and is recognized when the forecast transaction is ultimately recognized in the consolidated income statement; and

—
when a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in other comprehensive income or loss is immediately recognized in the consolidated income statement.

Derivatives that do not qualify for hedge accounting
Derivatives that do not qualify for hedge accounting
Certain derivative instruments, while providing effective economic hedges, are not designated as hedges for accounting purposes. Changes in the fair value of any derivatives that are not designated as hedges for accounting purposes are recognized within “Other finance (costs) income” or “Operating expenses” in the consolidated income statement consistent with the underlying nature and purpose of the derivative instruments. Settlements from these instruments are classified within “Net cash provided by operating activities” in the consolidated statement of cash flow.

Taxation
Taxation
Tax expense comprises current and deferred income tax. Tax is recognized in the consolidated income statement except to the extent it relates to items recognized in other comprehensive income or loss or directly in equity.
Current tax
Current tax expense is based on the results for the period as adjusted for items that are currently not taxable or not deductible. Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the end of the reporting period. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. Provisions are established where appropriate based on amounts expected to be paid to the tax authorities.
Deferred tax
Deferred tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated statement of financial position. Deferred tax is calculated using tax rates and laws that have been enacted or substantively enacted at the end of the reporting period, and which are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred tax liabilities:

•	are generally recognized for all taxable temporary differences;

•
are recognized for taxable temporary differences arising on investments in subsidiaries, associates and joint ventures, except where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future or create a tax liability; and

•	are not recognized on temporary differences that arise from goodwill that is not deductible for tax purposes.

Deferred tax assets:

•	are recognized to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilized; and

•
are reviewed at the end of the reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are not recognized in respect of temporary differences that arise on initial recognition of assets and liabilities acquired other than in a business combination.

Critical judgments in applying accounting policies
Critical judgments in applying accounting policies
Revenue recognition
To determine the appropriate revenue recognition for its products and services, management must assess whether multiple products and services in customer contracts are distinct performance obligations that should be accounted for separately, or whether they must be accounted for together. In making the determination, management considers, for example, whether the Company regularly sells a good or service separately, or whether the goods or services are highly interrelated. Management must also determine the standalone selling price (SSP) for each distinct performance obligation. The Company typically has more than one SSP for individual products and services due to the stratification of its offerings by customer. As a result, management determines the SSP taking into consideration market conditions and other factors, including the value of its contracts, the product or service sold, the customer’s market, geographic location, and the number and types of users in each contract. Finally, management must also estimate the period over which to amortize assets arising from incremental costs of obtaining a contract. As management estimates that this period corresponds to the period over which a customer benefits from existing technology in the underlying product or service, this judgment is closely linked with the determination of software amortization periods.
Uncertain tax positions
The Company is subject to taxation in numerous jurisdictions and is routinely under audit by many different taxing authorities in the ordinary course of business. There are many transactions and calculations during the course of business for which the ultimate tax determination is uncertain, as taxing authorities may challenge some of the Company’s positions and propose adjustments or changes to its tax filings. As a result, the Company maintains provisions for uncertain tax positions that it believes appropriately reflect its risk. These provisions are made using the Company’s best estimates of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of each reporting period and adjusts them based on changing facts and circumstances. Due to the uncertainty associated with tax audits, it is possible that at some future date, liabilities resulting from such audits or related litigation could vary significantly from the Company’s provisions. Where the outcome of these tax-related
matters is different from the amounts that were initially recorded, such differences will affect the tax provisions in the period in which such determination is made. At December 31, 2019, the liability associated with uncertain tax positions was $213 million and is primarily included within “Payables, accruals and provisions” on the consolidated statement of financial position.